EVENT SUBSEQUENT TO JUNE 30, 2024	6 Months Ended
Jun. 30, 2024
EVENT SUBSEQUENT TO JUNE 30,2024
EVENT SUBSEQUENT TO JUNE 30, 2024

NOTE 10 - EVENT SUBSEQUENT TO JUNE 30, 2024:

On July 15, 2024, the Company and RedHill Inc signed a Global Termination Agreement with Movantik Acquisition Co., Valinor Pharma, LLC, and HCR Redhill SPV, LLC, affiliates of HCRM (the “Global Termination Agreement”). This agreement terminates the Credit Agreement from February 23, 2020, which was amended on February 2, 2023, as part of the transaction where the rights to Movantik® were sold to HCRM in exchange for extinguishing all debt obligations under the Credit Agreement. The February 2023 agreement had placed a lien Talicia® and Aemcolo® assets and established an escrow account with restricted funds for Movantik® liabilities (for further details, see note 1(a)(2) above and notes 14(a), 15(4), 15(5), and 15(6) to the annual financial statements as of December 31, 2023).

The Global Termination Agreement terminates all existing credit ties, removing the aforementioned lien and restoring control over the restricted escrow funds. The Company received approximately $9.9 million in cash and gained full control over $0.7 million previously held in the restricted account. Under the Global Termination Agreement, the Company assumed certain liabilities related to Movantik® from the other parties and settled additional liabilities between the parties. This resulted in an increase of approximately $12.2 million in the Company's future obligations, reflecting these assumed and settled amounts.